UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                              -------------
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S & E Partners, L.P.
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig Effron
Title:    President
Phone:    212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                 New York, NY                    8/8/02
----------------                 ------------                    ------
    [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       84

Form 13F Information Table Value Total:       164,025
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.   Form 13F File Number    Name

   01    28-04329                Scoggin LLC

------------------------------------------------------------------------------------------------------------------------------------
Quarter Ended 6/30/02

------------------------------------------------------------------------------------------------------------------------------------
                                                    Form 13F Information Table

         Column 1          Column 2     Column 3    Column 4         Column 5        Column 6   Column 7       Column 8
           Name             Title                                                                               Voting
            of                of                     Value       SHRS or  SH/ Put/  Investment   Other         Authority
          Issuer            Class         Cusip     (x1000)      PRN AMT  PRN Call  Discretion  Managers  Sole  Shared    None
------------------------------------------------------------------------------------------------------------------------------
Adlephia Communications     common      006848108        8        50,000    call       Sole               Sole
Adlephia Communications     common      006848108        8        50,000    call     Defined       01     Sole
Adlephia Communications     common      006848108       18       112,500     SH        Sole               Sole
Adlephia Communications     common      006848108       18       112,500     SH      Defined       01     Sole
Advanced Medical
  Optics, Inc.              common      00763M108      910        82,750     SH        Sole               Sole
Advanced Medical
  Optics, Inc.              common      00763M108      910        82,750     SH      Defined       01     Sole
Advanced Micro Devices      common      007903107      972       100,000     SH        Sole               Sole
Advanced Micro Devices      common      007903107      972       100,000     SH      Defined       01     Sole
Aetna, Inc                  common      00817Y108    1,199        25,000    call       Sole               Sole
Aetna, Inc                  common      00817Y108    1,199        25,000    call     Defined       01     Sole
Barneys New York, Inc.      common      06808T107      289        72,200     SH        Sole               Sole
Beckman Coulter, Inc.       common      075811109    3,867        77,500    Put        Sole               Sole
Beckman Coulter, Inc.       common      075811109    3,867        77,500    Put      Defined       01     Sole
BioTransplant Inc.          common      09066Y107      378       150,000     SH        Sole               Sole
BioTransplant Inc.          common      09066Y107      378       150,000     SH      Defined       01     Sole
Bristol-Myers
  Squibb Company            common      110122108    1,285        50,000    call       Sole               Sole
Bristol-Myers
  Squibb Company            common      110122108     1285        50,000    call     Defined       01     Sole
The Buckle, Inc.            common      118440106      670        27,200     SH        Sole               Sole
The Buckle, Inc.            common      118440106      670        27,200     SH      Defined       01     Sole
Call Net Enterprise         common      130910508       23        57,564    Put        Sole               Sole
Call Net Enterprise         common      130910508       23        57,564     SH      Defined       01     Sole
Chevron                     common      166764100    5,775        77,000    Put        Sole               Sole
Ciena Corp                  common      171779101    2,977       710,400     SH        Sole               Sole
EchoStar Communications     common      278762109      232        12,500    Put        Sole               Sole
EchoStar Communications     common      278762109      232        12,500    Put      Defined       01     Sole
Earthwatch 8.50
  Preferred                 preferred   270324601    1,098       510,625     SH        Sole               Sole
Earthwatch 8.50
  Preferred                 preferred   270324601    1,098       510,625     SH      Defined       01     Sole
En Pro Inds Inc             common      29355X107    1,313       250,000     SH        Sole               Sole
En Pro Inds Inc             common      29355X107    1,313       250,000     SH      Defined       01     Sole
Enterasys Networks, Inc.    common      293637104      112        63,150     SH        Sole               Sole
Enterasys Networks, Inc.    common      293637104      112        63,150     SH      Defined       01     Sole
Ford Motor Company          common      345370860    1,600       100,000    call       Sole               Sole
Ford Motor Company          common      345370860    1,600       100,000    Call     Defined       01     Sole
FMC Corporation             common      302491303    2,263        75,000    call       Sole               Sole
FMC Corporation             common      302491303  2262.75        75,000    Call     Defined       01     Sole
Genesis Health Ventures     conv prf    37183F206   186.84         2,076     SH        Sole               Sole
Genesis Health Ventures     conv prf    37183F206   186.66         2,074     SH      Defined       01     Sole
Gentiva Health Services     common      37247A102    3,596       400,000     SH        Sole               Sole
Gentiva Health Services     common      37247A102    3,596       400,000     SH      Defined       01     Sole
Georgia-Pacific Group       common      373298108    1,844        75,000     SH        Sole               Sole
Georgia-Pacific Group       common      373298108    1,844        75,000     SH      Defined       01     Sole
Georgia-Pacific Group       common      373298108   15,363       625,000    call       Sole               Sole
Georgia-Pacific Group       common      373298108   15,363       625,000    Call     Defined       01     Sole
Gemstar-TV Guide Intl       common      36866W106      809       150,000    call       Sole               Sole
Gemstar-TV Guide Intl       common      36866W106      809       150,000    Call     Defined       01     Sole
H.J. Heinz & Co.            common      423074103    5,138       125,000     SH        Sole               Sole
H.J. Heinz & Co.            common      423074103    5,138       125,000     SH      Defined       01     Sole
Halliburton Company         common      406216101      797        50,000    call       Sole               Sole
Halliburton Company         common      406216101      797        50,000    Call     Defined       01     Sole
Ivex Packaging
  Corporation               common      465855104    3,017       132,500     SH        Sole               Sole
Ivex Packaging
  Corporation               common      465855104    3,017       132,500     SH      Defined       01     Sole
MCI WorldCom Inc            common      981570106       --     1,150,000     SH        Sole               Sole
MCI WorldCom Inc            common      981570106       --     1,150,000     SH      Defined       01     Sole
Millennim
  Pharmaceuticals, Inc.     common      599902103       --       696,060     SH        Sole        0      Sole
Mykrolis Corporation        common      62852P103    9,153       775,000    call       Sole               Sole
Mykrolis Corporation        common      62852P103    9,153       775,000    call     Defined       01     Sole
Mykrolis Corporation        common      62852P103      591        50,000    Put        Sole               Sole
Mykrolis Corporation        common      62852P103      591        50,000    Put      Defined       01     Sole
Mykrolis Corporation        common      62852P103    2,362       200,000     SH        Sole               Sole
Mykrolis Corporation        common      62852P103    2,362       200,000     SH      Defined       01     Sole
NextWave Telecom Inc.       common      65332M103      380       200,000     SH        Sole               Sole
NextWave Telecom Inc.       common      65332M103      380       200,000     SH      Defined       01     Sole
NorthPoint Communications   common      666610100       16       125,000     SH        Sole               Sole
NorthPoint Communications   common      666610100       16       125,000     SH      Defined       01     Sole
OfficeMax, Inc.             common      67622M108    1,767       300,000     SH        Sole               Sole
OfficeMax, Inc.             common      67622M108    1,767       300,000     SH      Defined       01     Sole
Telesystem Int'l
  Wireless Inc.             common      879946309       90       250,000     SH        Sole               Sole
Telesystems Intl
  Wireless                  common      879946309       90       250,000     SH      Defined       01     Sole
Ticketmaster                common      88633P203      935        50,000     SH        Sole               Sole
Ticketmaster                common      88633P203      935        50,000     SH      Defined       01     Sole
Trizec Properties Inc.      common      89687P107    2,108       125,000     SH        Sole               Sole
Trizec Properties Inc.      common      89687P107    2,108       125,000     SH      Defined       01     Sole
TRW Inc                     common      872649108    2,849        50,000     SH        Sole               Sole
TRW Inc                     common      872649108    2,849        50,000     SH      Defined       01     Sole
TRW Inc                     common      872649108    5,698       100,000    call       Sole               Sole
TRW Inc                     common      872649108    5,698       100,000    Call     Defined       01     Sole
TRW Inc                     common      872649108    2,849        50,000    put        Sole               Sole
TRW Inc                     common      872649108    2,849        50,000    Put      Defined       01     Sole
TVMAX Holdings              common      87307X104      788        46,330     SH        Sole               Sole
TVMAX Holdings              common      87307X104      703        41,330     SH      Defined       01     Sole
USA Interactive             common      902984103    1,173        50,000    call       Sole               Sole
USA Interactive             common      902984103    1,173        50,000    Call     Defined       01     Sole
Western Wireless Corp       common      95988E204       80        25,000    Call       Sole               Sole
Western Wireless Corp       common      95988E204       80        25,000    Call     Defined       01     Sole
                                                   -------
                                                   164,025

------------------------------------------------------------------------------------------------------------------------------------